Note 8 - Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
NOTE
8
- DEPOSITS

Time deposits at
December 31, 2018
and
2017
 include individual deposits greater than
$25
0,000
of
$9,552,000
an
d
$11,170,000,
respectively. Interest expense on time deposits greater than
$250,000
amoun
ted to
$120,000
fo
r
2018,
$111,000
for
2017,
and
$31,000
for
2016.

At
December 31, 2018,
time deposits amounted
to
$180,675,000
and
were scheduled to mature as follows:
2019,
$115,936,000;
2020,
$40,502,000;
2021,
$11,563,000;
2022,
$11,822,000;
2023,
$725,000;
and thereafter,
$127,000.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are depositors of the Corporation. Such deposits amoun ted to
$5,457,000
an
d
$3,991,000
at
December
31,
2018
 and
2017,
respectively.